Average Annual Total Returns			12 Months Ended	27 Months Ended	44 Months Ended	60 Months Ended
		May 31, 2024	Dec. 31, 2023	Dec. 31, 2023 [6]	Dec. 31, 2023 [1]	Dec. 31, 2023
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.04%		3.84%
Performance Inception Date		May 07, 2020
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.04%		3.06%
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.39%		2.62%
ALTSHARES MERGER ARBITRAGE ETF | STANDARD & POOR'S 500® INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[2]		26.29%		17.02%
ALTSHARES MERGER ARBITRAGE ETF | WATER ISLAND MERGER ARBITRAGE USD HEDGED INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.44%		5.22%
ALTSHARES MERGER ARBITRAGE ETF | ICE BOFA 3-MONTH TREASURY BILL INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.01%		1.79%
ALTSHARES MERGER ARBITRAGE ETF | BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.53%		(1.95%)
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.21%	4.63%		9.00%
Performance Inception Date		Sep. 20, 2021
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	2.97%		6.17%
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.89%	2.97%		5.96%
ALTSHARES EVENT-DRIVEN ETF | STANDARD & POOR'S 500® INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[7]		26.29%	4.93%		15.69%
ALTSHARES EVENT-DRIVEN ETF | BLOOMBERG U.S. AGGREGATE BOND INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.53%	(4.01%)		1.10%
ALTSHARES EVENT-DRIVEN ETF | ICE BOFA U.S. 3-MONTH TREASURY BILL INDEX
Prospectus [Line Items]
Average Annual Return, Percent	[9]		5.01%	2.82%		1.88%

[1]	The Fund's inception date is May 7, 2020.
[2]	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[3]	The Water Island Merger Arbitrage USD Hedged Index is the Fund's Underlying Index and is most representative of the Fund's risk and return and investment style. The Fund seeks to track the performance of the Underlying Index. The Water Island Merger Arbitrage USD Hedged Index is designed to reflect a global merger arbitrage strategy investing in definitive, publicly announced mergers and acquisitions and is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.
[4]	The ICE BofA U.S. 3-Month Treasury Bill Index is one of the Fund's additional indexes and is more representative of the Fund's risk and return than the regulatory index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
[5]	The Bloomberg U.S. Aggregate Bond Index is one of the Fund's additional indexes and is also more representative of the Fund's risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[6]	The Fund's inception date is September 20, 2021. The predecessor mutual fund's inception date was December 31, 2014.
[7]	Due to new regulatory requirements, effective May 31, 2024, the Standard & Poor's 500® Index became the Fund's broad-based securities market index. The Standard & Poor's 500® Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Standard and Poor's 500® Index, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the U.S.
[8]	The Bloomberg U.S. Aggregate Bond Index is one of the Fund's additional indexes and is also more representative of the Fund's risk and return than the regulatory index. The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.
[9]	The ICE BofA U.S. 3-Month Treasury Bill Index is one of the Fund's additional indexes and is more representative of the Fund's risk and return than the regulatory index. The ICE BofA U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.